Fair Value Measurements - Forward purchase agreement derivative liabilities (Details)	Jun. 30, 2023 Y $ / shares	May 31, 2023 Y $ / shares	Dec. 31, 2022	Dec. 31, 2022 Y	Dec. 31, 2022 $ / shares	Dec. 31, 2021 Y	Nov. 19, 2021 Y $ / shares
Risk-free interest rate
Fair Value Measurements
Derivative liability, measurement input	0.0538		0.0472			0.0132	0.0133
Expected term (years)
Fair Value Measurements
Derivative liability, measurement input	1.04			1.04		5.63	5.93
Stock price
Fair Value Measurements
Derivative liability, measurement input	10.41		10.19		10.19	9.88	9.6
Forward Purchase Agreement | Risk-free interest rate | Monte Carlo simulation model
Fair Value Measurements
Derivative liability, measurement input	0.044	0.0395
Forward Purchase Agreement | Expected term (years) | Monte Carlo simulation model
Fair Value Measurements
Derivative liability, measurement input	3.5	3.5
Forward Purchase Agreement | Stock price | Monte Carlo simulation model
Fair Value Measurements
Derivative liability, measurement input | $ / shares	10.41	10.35
Forward Purchase Agreement | Volatility - pre-business combination | Monte Carlo simulation model
Fair Value Measurements
Derivative liability, measurement input	0.024	0.026
Forward Purchase Agreement | Volatility - post-business combination | Monte Carlo simulation model
Fair Value Measurements
Derivative liability, measurement input	0.584	0.629